FINANCIAL INSTRUMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Warrants outstanding (in shares)	29,533,182
Change in fair value of derivative warrant liabilities	$ (2,569)	$ (20,673)
Number of shares called by each warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Burwell and Zeno | Class A Ordinary Shares
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	16,000,000
Beauty Ventures LLC | Class A Ordinary Shares
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	17,300,000
Consideration received	$ 173,000
Public Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	11,499,950
Warrant exercise period	30 days
Private Sponsor Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	5,933,333
Sponsor Warrants
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	1,000,000
Consideration received	$ 1,500
Sponsor Warrants | Burwell and Zeno
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	5,333,333
Sponsor Warrants | Beauty Ventures LLC
Derivative Instruments, Gain (Loss) [Line Items]
Issued (in shares)	5,766,666